Intangible Assets, Net (Details) - Schedule of Intangible Assets, Stated At Cost less Accumulated Amortization - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Intangible Assets Stated At Cost less Accumulated Amortization [Abstract]
Software and technology		¥ 16,946,187
Customer relationship		31,168,000
Less: accumulated amortization		(30,926,979)
Total		¥ 17,187,208